DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

40    DISPOSAL OF SUBSIDIARIES

(a)	Disposal of 75% equity of Shandong Shanlv Electronic Ltd.

In July 2020, the Group entered into a Capital Contribution Agreement with a third part on disposal of 75% equity interest of Shandong Shanlv Electronic Ltd.. A gain of RMB10.72 million from partial disposal of the subsidiary was recognized this year.

(b)Disposal of 100% equity of China Aluminum Nanhai Alloy

In January 2019, the Company entered into a Capital Contribution Agreement with Chinalco and its subsidiary Chinalco Innovative, pursuant to which the Company shall make a capital contribution to Chinalco Innovative in form of its 100% equity interests in China Aluminum Nanhai Alloy Co., Ltd. (“China Aluminum Nanhai Alloy”). After the transaction, the Company holds 19.4852% in Chinalco Innovative. As of the date of deemed disposal, the Company re-measured the equity of China Aluminum Nanhai Alloy to a fair value of RMB350 million and recognized the fair value gain of RMB258 million accordingly.

(c)Disposal of 40% equity interest of Inner Mongolia Fengrong and disposal of 60% equity interest of Ningxia Fenghao

On February 20, 2019, Chalco Energy Co., Ltd., a wholly-owned subsidiary of the Company, entered into equity transfer agreements with Chinalco Environment Protection Co., Ltd. on the partial disposal of 40% equity interests in Inner Mongolia Fengrong Co., Ltd. and 60% equity interests in Ningxia Fenghao Co., Ltd., respectively. A gain of RMB3,014 thousands from partial disposal of the two subsidiaries was recorded by the Group in the current period.

(d)Deregistration of Shanghai Kailin

Chalco Trade, a subsidiary of the Company, held 100% equity interest of Shanghai Chalco Kailin Aluminum Co., Ltd. * (上海中鋁凱林鋁業有限公司) (“Shanghai Kailin”). In July 2019, Shanghai Kailin was deregistered, from which the Company recorded a gain of RMB160 thousands.

(e)Disposal of Ruzhou Jinhua

Zhongzhou Aluminum, a subsidiary of the Company, held a 51% equity interest in Ruzhou Chinalco Jinhua Mining Co., Ltd. * (汝州中鋁金華礦業有限公司) (“Ruzhou Jinhua”). In July 2019, Zhongzhou Aluminum disposed all of its equity interests of Ruzhou Jinhua, and a gain of RMB113 thousands from the disposal was included in other gains during the year ended December 31, 2019.

(f)Disposal of Zhengzhou Chalco Longyu Mining Co., Ltd.

In August 2018, Chalco Trading, a subsidiary of the Company, agreed to transfer a 51% equity interest in Zhengzhou Chalco Longyu Mining Co., Ltd.* (“Longyu Mining”) (“鄭州中鋁龍宇礦業有限公司”) to a third party. As of the date of disposal, the Group recognized a gain of disposal of subsidiary of RMB8 million.

(g)Bankruptcy liquidation of Shanxi Huatai Carbon Co., Ltd.

In March 2018, Shanxi Jiexiu People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Shanxi Huatai Carbon Co., Ltd.* (“山西華泰碳素有限責任公司”). Upon the liquidation, administrators took control over Shanxi Huatai Carbon Co., Ltd., and the directors of the Company considered that the Company lost control over Shanxi Huatai Carbon Co., Ltd. and therefore, ceased to consolidate Shanxi Huatai Carbon Co., Ltd. since then. The Group recognized a loss of RMB2 million for lost control over Shanxi Huatai Carbon Co., Ltd.

(h)Bankruptcy liquidation of Hedong Carbon Co., Ltd.

In June 2018, Shanxi Hejin People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Hedong Carbon Co., Ltd.* (“河東碳素”). Upon the liquidation, administrators took control over Hedong Carbon Co., Ltd., and the directors of the Company considered that the Company lost control over Hedong Carbon Co., Ltd. and therefore, ceased to consolidate Hedong Carbon Co., Ltd. since then. The Group recognized a loss of RMB2 million for lost control over Hedong Carbon Co., Ltd.

*   The English name represents the best effort made by management of the Group in translating its Chinese name as it does not have any official English names.